Net Loss Per Common Share - Computation of basic and diluted net loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)	1	1			1
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)	1	1			1			759,814	751,568
Net loss per share attributable to common stockholders - basic (in dollars per share)	$ (5,000)	$ (713,794)			$ (2,134,199)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (5,000)	$ (713,794)			$ (2,134,199)			$ (48.16)	$ (31.50)
Adagio Medical Inc
Net loss attributable to common stockholders					$ (13,043)	$ (17,208)		$ (36,590)	$ (23,673)
Net loss attributable to common stockholders					$ (13,043)	$ (17,208)		$ (36,590)	$ (23,673)
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - basic (in shares)					779,908	758,942		759,814	751,568
Weighted-average shares outstanding used in computing net loss per share attributable to common stockholders - diluted (in shares)					779,908	758,942		759,814	751,568
Net loss per share attributable to common stockholders - basic (in dollars per share)			$ (9.37)	$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)
Net loss per share attributable to common stockholders - diluted (in dollars per share)			$ (9.37)	$ (11.82)	$ (16.72)	$ (22.67)	$ (36.83)	$ (48.16)	$ (31.50)